Deposits (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Deposits and Components

$ millions, as at October 31	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	2020 Total	2019 Total
Personal	$13,704	$132,152	$56,296	$202,152	$178,091
Business and government (7)	85,604	82,477	143,345	311,426	257,502
Bank	6,837	126	10,048	17,011	11,224
Secured borrowings (8)	–	–	40,151	40,151	38,895
	$106,145	$214,755	$249,840	$570,740	$485,712
Comprises:
Held at amortized cost				$557,321	$475,254
Designated at fair value				13,419	10,458
				$570,740	$485,712
Total deposits include (9) :
Non-interest-bearing deposits
Canada				$71,122	$51,880
U.S.				13,833	7,876
Other international				5,798	4,647
Interest-bearing deposits
Canada				389,439	344,756
U.S.				66,399	56,844
Other international				24,149	19,709
				$570,740	$485,712

(1)	Includes deposits of $185.2 billion (2019: $152.8 billion) denominated in U.S. dollars and deposits of $30.2 billion (2019: $30.0 billion) denominated in other foreign currencies.
(2)	Net of purchased notes of $3,063 million (2019: $2,930 million).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $19,925 million (2019: $8,986 million) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance (Canada). These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $303 million (2019: $302 million) of Notes issued to CIBC Capital Trust.
(8)	Comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, covered bond programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.